Stock Incentive Plan - Additional information (Details) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($) item $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Stock based compensation | $	$ 1.1
Awards granted (in shares)	94,007
Weighted average grant date fair value per share/unit (in dollars per share) | $ / shares	$ 8.51
Restricted Stock Awards
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Award vesting period (in years)	3 years
Awards granted (in shares)	308,938
Weighted average grant date fair value per share/unit (in dollars per share) | $ / shares	$ 5.72
Performance Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Award vesting period (in years)	3 years
Awards granted (in shares)	26,574
Weighted average grant date fair value per share/unit (in dollars per share) | $ / shares	$ 6.01
Performance Stock Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Number of shares	200.00%
Performance Stock Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Number of shares	0.00%
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Plan term (in years)	10 years
No.of anniversaries | item	2
Stock options granted (in shares)	392,108
Stock Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Stock option, pursant plan (in percent)	33.00%
Stock options granted (in shares)	320,000
Stock option, exercise price, (in dollar per shares) | $ / shares	$ 9.22
Stock Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Stock option, pursant plan (in percent)	33.00%
Stock options granted (in shares)	72,108
Stock option, exercise price, (in dollar per shares) | $ / shares	$ 5.02